Dechert LLP

October 30, 2024

VIA EDGAR

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Praxis Mutual Funds, File Nos. 033-69724 and 811-08056

Ladies and Gentlemen:

On behalf of the Praxis Mutual Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 63 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 to add two new series, Praxis Impact Large Cap Value ETF and Praxis Impact Large Cap Growth ETF. We note that the Trust is in the process of changing its name to "Praxis Funds".

If you or any other members of the Staff have any questions or comments regarding this letter, please call me at 212-693-3552.

Very truly yours,

/s/ Anthony Zacharski

Anthony Zacharski

Trustee Counsel, Praxis Mutual Funds